UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number:  028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman          New York, New York          November 14, 2012
-----------------------     ------------------------     ---------------------
      [Signature]                [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  74

Form 13F Information Table Value Total:  $1,293,100
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name
     ---     --------------------     -------------------------------
      1.      028-13397                Cobalt Offshore Master Fund LP

      2.      028-10572                Cobalt Partners, L.P.

      3.      028-12326                Cobalt Partners II, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                  Cobalt Capital Management, Inc.
                                                         September 30, 2012
COLUMN 1                           COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7    COLUMN 8
                                                             VALUE     SHS OR     SH/ PUT/    INVESTMENT    OTHER  VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT    PRN CALL    DISCRETION    MNGRS   SOLE   SHRD NONE
-----------------------------  ----------------  ---------  --------  ----------  --- ----  --------------  -----  -----------------
ACE LTD                        SHS               H0023R105   33,113      438,000  SH        SHARED-DEFINED  1,2,3     438,000
AGRIUM INC                     COM               008916108   46,652      450,919  SH        SHARED-DEFINED  1,2,3     450,919
ALPHA NATURAL RESOURCES INC    NOTE  2.375% 4/1  02076XAA0    2,638    3,000,000  PRN       SHARED-DEFINED  1,2,3   3,000,000
AMERICAN INTL GROUP INC        COM NEW           026874784   57,907    1,766,000  SH        SHARED-DEFINED  1,2,3   1,766,000
APPLE INC                      COM               037833100   13,142       19,700  SH        SHARED-DEFINED  1,2,3      19,700
ASHLAND INC NEW                COM               044209104    7,160      100,000  SH        SHARED-DEFINED  1,2,3     100,000
ATLAS ENERGY LP                COM UNITS LP      04930A104   47,746    1,382,351  SH        SHARED-DEFINED  1,2,3   1,382,351
ATLAS RESOURCE PARTNERS LP     COM UNT LTD PR    04941A101    9,669      378,880  SH        SHARED-DEFINED  1,2,3     378,880
B/E AEROSPACE INC              COM               073302101    4,484      106,478  SH        SHARED-DEFINED  1,2,3     106,478
BARRICK GOLD CORP              COM               067901108   37,258      892,205  SH        SHARED-DEFINED  1,2,3     892,205
CABOT OIL & GAS CORP           COM               127097103   33,662      749,700  SH        SHARED-DEFINED  1,2,3     749,700
CALPINE CORP                   COM NEW           131347304    3,406      196,900  SH        SHARED-DEFINED  1,2,3     196,900
CAPITAL ONE FINL CORP          COM               14040H105   31,350      549,900  SH        SHARED-DEFINED  1,2,3     549,900
CELANESE CORP DEL              COM SER A         150870103    7,582      200,000  SH        SHARED-DEFINED  1,2,3     200,000
CF INDS HLDGS INC              COM               125269100    8,890       40,000  SH        SHARED-DEFINED  1,2,3      40,000
CHEVRON CORP NEW               COM               166764100    5,735       49,200  SH        SHARED-DEFINED  1,2,3      49,200
CIGNA CORPORATION              COM               125509109    8,774      186,010  SH        SHARED-DEFINED  1,2,3     186,010
COACH INC                      COM               189754104    5,518       98,500  SH        SHARED-DEFINED  1,2,3      98,500
COBALT INTL ENERGY INC         COM               19075F106    1,942       87,218  SH        SHARED-DEFINED  1,2,3      87,218
COMCAST CORP NEW               CL A SPL          20030N200    6,910      198,500  SH        SHARED-DEFINED  1,2,3     198,500
CONOCOPHILLIPS                 COM               20825C104   40,610      710,221  SH        SHARED-DEFINED  1,2,3     710,221
COOPER INDUSTRIES PLC          SHS               G24140108   15,763      210,000  SH        SHARED-DEFINED  1,2,3     210,000
CROWN HOLDINGS INC             COM               228368106    3,620       98,500  SH        SHARED-DEFINED  1,2,3      98,500
DELPHI AUTOMOTIVE PLC          SHS               G27823106   24,233      781,700  SH        SHARED-DEFINED  1,2,3     781,700
DENBURY RES INC                COM NEW           247916208   23,012    1,424,000  SH        SHARED-DEFINED  1,2,3   1,424,000
DEVON ENERGY CORP NEW          COM               25179M103   15,125      250,000  SH        SHARED-DEFINED  1,2,3     250,000
DIGITALGLOBE INC               COM NEW           25389M877    2,008       98,500  SH        SHARED-DEFINED  1,2,3      98,500
DISCOVER FINL SVCS             COM               254709108    2,582       65,000  SH        SHARED-DEFINED  1,2,3      65,000
ECHOSTAR CORP                  CL A              278768106    4,821      168,214  SH        SHARED-DEFINED  1,2,3     168,214
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS      G10082140   20,651      590,700  SH        SHARED-DEFINED  1,2,3     590,700
EQT CORP                       COM               26884L109    8,220      139,316  SH        SHARED-DEFINED  1,2,3     139,316
FREEPORT-MCMORAN COPPER & GOC  COM               35671D857   21,769      550,000  SH        SHARED-DEFINED  1,2,3     550,000
FUSION-IO INC                  COM               36112J107    7,498      247,700  SH        SHARED-DEFINED  1,2,3     247,700
GENON ENERGY INC               COM               37244E107      797      315,200  SH        SHARED-DEFINED  1,2,3     315,200
GOODYEAR TIRE & RUBR CO        COM               382550101    2,438      200,000  SH        SHARED-DEFINED  1,2,3     200,000
HARTFORD FINL SVCS GROUP INC   COM               416515104   17,436      896,900  SH        SHARED-DEFINED  1,2,3     896,900
HARVEST NATURAL RESOURCES IN   COM               41754V103    3,876      434,478  SH        SHARED-DEFINED  1,2,3     434,478
HERTZ GLOBAL HOLDINGS INC      COM               42805T105   10,816      787,800  SH        SHARED-DEFINED  1,2,3     787,800
HESS CORP                      COM               42809H107    2,940       54,732  SH        SHARED-DEFINED  1,2,3      54,732
HOLLYFRONTIER CORP             COM               436106108   29,545      715,906  SH        SHARED-DEFINED  1,2,3     715,906
JOHNSON CTLS INC               COM               478366107    9,808      357,957  SH        SHARED-DEFINED  1,2,3     357,957
KKR FINANCIAL HLDGS LLC        COM               48248A306   43,587    4,337,060  SH        SHARED-DEFINED  1,2,3   4,337,060
KKR FINANCIAL HLDGS LLC        NOTE  7.500% 1/1  48248AAD0   51,467   34,285,000  PRN       SHARED-DEFINED  1,2,3  34,285,000
LENNAR CORP                    CL A              526057104   27,824      800,218  SH        SHARED-DEFINED  1,2,3     800,218
LIBERTY GLOBAL INC             COM SER A         530555101   30,520      502,394  SH        SHARED-DEFINED  1,2,3     502,394
LYONDELLBASELL INDUSTRIES N    SHS - A -         N53745100   10,332      200,000  SH        SHARED-DEFINED  1,2,3     200,000
MARATHON PETE CORP             COM               56585A102   60,486    1,108,000  SH        SHARED-DEFINED  1,2,3   1,108,000
METLIFE INC                    COM               59156R108   40,101    1,163,700  SH        SHARED-DEFINED  1,2,3   1,163,700
MICHAEL KORS HLDGS LTD         SHS               G60754101   12,056      226,700  SH        SHARED-DEFINED  1,2,3     226,700
MOSAIC CO NEW                  COM               61945C103    6,463      112,179  SH        SHARED-DEFINED  1,2,3     112,179
NETFLIX INC                    COM               64110L106    4,000       73,471  SH        SHARED-DEFINED  1,2,3      73,471
NOBLE CORPORATION BAAR         NAMEN -AKT        H5833N103    2,563       71,624  SH        SHARED-DEFINED  1,2,3      71,624
NRG ENERGY INC                 COM NEW           629377508   33,189    1,551,594  SH        SHARED-DEFINED  1,2,3   1,551,594
OCCIDENTAL PETE CORP DEL       COM               674599105   25,689      298,500  SH        SHARED-DEFINED  1,2,3     298,500
PEABODY ENERGY CORP            COM               704549104    7,599      340,900  SH        SHARED-DEFINED  1,2,3     340,900
 PIONEER NAT RES CO            COM               723787107   14,632      140,154  SH        SHARED-DEFINED  1,2,3     140,154
PROSHARES TR                   PSHS ULTSH 20YRS  74347R297   13,734      880,919  SH        SHARED-DEFINED  1,2,3     880,919
PULTE GROUP INC                COM               745867101    1,550      100,000  SH        SHARED-DEFINED  1,2,3     100,000
QUALCOMM INC                   COM               747525103   18,647      298,500  SH        SHARED-DEFINED  1,2,3     298,500
SILVER WHEATON CORP            COM               828336107    3,971      100,000  SH        SHARED-DEFINED  1,2,3     100,000
SPDR GOLD TRUST                GOLD SHS          78463V107   64,020      372,450  SH        SHARED-DEFINED  1,2,3     372,450
SUNCOKE ENERGY INC             COM               86722A103      793       49,200  SH        SHARED-DEFINED  1,2,3      49,200
TENNECO INC                    COM               880349105   17,070      609,627  SH        SHARED-DEFINED  1,2,3     609,627
TESORO CORP                    COM               881609101   20,208      482,300  SH        SHARED-DEFINED  1,2,3     482,300
THERMO FISHER SCIENTIFIC INC   COM               883556102   11,631      197,700  SH        SHARED-DEFINED  1,2,3     197,700
TRANSOCEAN LTD                 REG SHS           H8817H100   19,442      433,093  SH        SHARED-DEFINED  1,2,3     433,093
U S AIRWAYS GROUP INC          COM               90341W108    8,205      784,416  SH        SHARED-DEFINED  1,2,3     784,416
UNITED CONTL HLDGS INC         COM               910047109    1,950      100,000  SH        SHARED-DEFINED  1,2,3     100,000
UNITED RENTALS INC             COM               911363109   17,451      533,509  SH        SHARED-DEFINED  1,2,3     533,509
VISA INC                       COM CL A          92826C839    5,371       40,000  SH        SHARED-DEFINED  1,2,3      40,000
VISTEON CORP                   COM NEW           92839U206   21,814      490,648  SH        SHARED-DEFINED  1,2,3     490,648
WESTERN REFNG INC              COM               959319104    9,346      357,000  SH        SHARED-DEFINED  1,2,3     357,000
WHITING PETE CORP NEW          COM               966387102   43,088      909,403  SH        SHARED-DEFINED  1,2,3     909,403
YAHOO INC                      COM               984332106    3,195      200,000  SH        SHARED-DEFINED  1,2,3     200,000



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